Notes Payable - Schedule of Outstanding Notes Payable (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Convertible note due 2026		$ 8,755,858	$ 7,000,000
Discounts, net (1)	[1]	(826,205)	(462,602)
Debt issuance costs, net (2)	[2]	(2,672,749)	(4,303,686)
Total, convertible note		5,256,904	2,233,712
Total notes payable – current		7,561,057	2,233,712
Noncurrent
Notes payable – noncurrent			2,217,823	$ 2,053,013
Airlife Note – principal [Member]
Current
Total, Airlife Note		2,000,000
Noncurrent
Notes payable – noncurrent			2,000,000
Airlife Note – accrued interest [Member]
Current
Total, Airlife Note		304,153
Noncurrent
Notes payable – noncurrent			217,823
Airlife Note [Member]
Current
Total, Airlife Note		$ 2,304,153

[1]	Discounts as of June 30, 2025 and December 31, 2024, consisted of $1,220,167 and $490,000, respectively, in discounts less accumulated amortization of $393,692 and $27,398, respectively.
[2]	Debt issuance costs as of June 30, 2025 and December 31, 2024, consisted of $4,905,768 and $4,558,574, respectively, in debt issuance costs less accumulated amortization of $2,233,019 and $254,888.